Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Produced Content Net [Abstract]
Components of Produced Content, Net

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
— Predominantly monetized with other content assets	2,850	3,725	540
— Predominantly monetized on its own	30	90	13

	2,880	3,815	553
In production, less impairment
— Predominantly monetized with other content assets	6,338	7,582	1,099
— Predominantly monetized on its own	504	660	96

	6,842	8,242	1,195
In development, less impairment
— Predominantly monetized with other content assets	1,134	910	132
— Predominantly monetized on its own	95	35	5

	1,229	945	137

Total	10,951	13,002	1,885

Summary of estimated amortization expense relating to the existing produced content
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,447	210
Between 1 and 2 years	588	85
Between 2 and 3 years	423	61